Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories, net
Raw materials	$ 1,760	$ 1,823
Work in process	819	837
Finished goods	1,499	1,525
Advances to suppliers	106	99
Total inventory, net	$ 4,184	$ 4,284